MSS Series Trust

Towpath Focus Fund

Ticker: TOWFX

Towpath Technology Fund

Ticker: TOWTX

SUPPLEMENT DATED JUNE 18, 2026 TO STATEMENT OF ADDITIONAL INFORMATION (“SAI”) DATED MARCH 31, 2026

Effective May 12, 2026, the Board appointed Bob Anastasi as Treasurer, Secretary and Chief Compliance Officer of the Trust and approved Hanover Fund Administration, LLC to provide administrator and compliance services to the Trust. Any information in the SAI to the contrary should be disregarded.

Accordingly, the Interested Trustee and Officer table under the section entitled “Trustee Qualifications” is replaced with the following:

Interested Trustee and Officer

Name Address and Age	Position(s) Held with the Trust	Term of Office/Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[2] Overseen by Trustee	Other Directorships Held by Trustee
Dr. Gregory B. Getts [1] 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147 Age: 69	Trustee and President	Indefinite/ October 2016 - present	Owner/President, Mutual Shareholder Services, LLC, since 1999; Owner/President Arbor Court Capital, LLC, since January 2012.	4	Manor Investment Funds (3)
Bob Anastasi 8000 Town Centre Drive, Suite 400 Broadview Heights, OH 4414 Age: 51	Treasurer, Secretary and Chief Compliance Officer	Indefinite/ May 2026 – present	Vice President, Mutual Shareholder Services, LLC, since 1999; Owner/President, Hanover Fund Administration, LLC, since May 2026.	N/A	N/A

1 Gregory B. Getts is considered an "Interested" Trustee as defined in the 1940 Act because he is an officer of the Trust and President/owner of the Funds' distributor.

2 The "Fund Complex" consists of MSS Series Trust.

You should read this Supplement in conjunction with the Funds’ Statement of Additional Information, dated March 31, 2026. These documents are available upon request and without charge by calling the Funds at 1-877-593-8637 or by writing to the Funds at 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147-4031.

Please retain this Supplement for future reference.